Lease liabilities	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Lease liabilities
Maturity analysis of contractual undiscounted cash flows of the lease liabilities is detailed below:

	December 31,
	2025	2024
Up to 1 year	2,126	1,931
From 1 to 5 years	8,134	8,213
After 5 to 10 years	12,179	13,827
Total undiscounted lease liabilities	22,439	23,971

Short-term	1,461	1,217
Long-term	16,968	18,015
Lease liabilities included in the consolidated statement of financial position	18,429	19,232
Amounts recognized in the consolidated statement of cash flows:

	December 31,
	2025	2024	2023
Payments of lease liabilities	1,195	1,091	1,032
Amounts recognized in the consolidated statement of profit or loss:

	December 31,
	2025	2024	2023
Interest on lease liabilities	(714)	(620)	(584)